Share Capital (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfShareCapitalLineItems [Line Items]
Impact on capital from total number of shares issued through bought deal financing	$ 15,731	$ 32,760
Flow-through share premium liability, impact on share capital	$ 317	$ 185	$ 0
August 2018 Offering
DisclosureOfShareCapitalLineItems [Line Items]
Number of Nunavut flow-through shares issued	2,084,375
Number of Nunavut charity flow-through shares issued	1,215,000
Number of BC charity flow-through shares issued	1,000,000
Number of shares issued through bought deal financing	4,299,375
Impact on capital from total number of shares issued through bought deal financing	$ 4,299,375
Nunavut flow-through shares issued, impact on share capital	3,335
Nunavut charity flow-through shares issued, impact on share capital	2,126
BC charity flow-through shares issued, impact on share capital	1,870
Cash share issue costs, impact on share capital	(400)
Proceeds net of share issue costs, impact on share capital	6,931
Flow-through share premium liability, impact on share capital	(1,742)
Total, impact on share capital	$ 5,189
March 2018 Offering
DisclosureOfShareCapitalLineItems [Line Items]
Number of common shares issued	6,015,385
Number of flow-through shares issued	1,091,826
Number of shares issued through bought deal financing	7,107,211
Impact on capital from total number of shares issued through bought deal financing	$ 7,107,211
Common shares issued, impact on share capital	10,054
Flow-through shares issued, impact on share capital	2,561
Cash share issue costs, impact on share capital	(1,336)
Proceeds net of share issue costs, impact on share capital	11,279
Flow-through share premium liability, impact on share capital	(737)
Total, impact on share capital	$ 10,542
2017 Offering
DisclosureOfShareCapitalLineItems [Line Items]
Number of common shares issued		4,951,584
Number of flow-through shares issued		4,590,818
Number of shares issued through bought deal financing		9,542,402
Impact on capital from total number of shares issued through bought deal financing		$ 9,542,402
Common shares issued, impact on share capital		18,172
Flow-through shares issued, impact on share capital		23,000
Cash share issue costs, impact on share capital		(2,261)
Proceeds net of share issue costs, impact on share capital		38,911
Flow-through share premium liability, impact on share capital		(6,151)
Total, impact on share capital		$ 32,760